NET INCOME/LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share	1,248,873	1,238,632	450,670